Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Contingent Liabilities

	2019	2018
	US$M	US$M
Associates and joint ventures (1)	1,822	1,588
Subsidiaries and joint operations (1)	1,621	1,915

Total	3,443	3,503

(1)

There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.